OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2017
Disclosure Of Operating Segment [Abstract]
Disclosure of operating segments [text block]
NOTE 3. OPERATING SEGMENTS

Operating segments are defined as components of an entity about which separate financial information is available and that is evaluated regularly by the chief operating decision maker (CODM) in deciding how to allocate resources and assessing performance. The segment information has been prepared following the Bank’s accounting policies as described in the summary of significant accounting policies in Note 2 Significant accounting policies and has been presented consistently with the internal reports provided to the CODM.

The CODM uses a variety of information and key financial data on a segment basis to assess the performance and make decision regarding the investment and allocation of resources, such as:

⋅	Net interest margin (Net margin on financial instruments divided by average interest-earning assets).
⋅	Return on average total assets (Net income divided by average total assets).
⋅	Return on average stockholders’ equity.
⋅	Efficiency ratio (Operating expenses as a percentage of interest, fees, services and other operating income).
⋅	Asset Quality and loans coverage ratios.

The Bank includes the following segments: Banking Colombia, Banking Panama, Banking El Salvador, Banking Guatemala, Trust, Investment Banking, Brokerage, Off Shore and All other segments. The factors used to identify the Bank’s reportable segments are the nature of the products and services provided by the subsidiaries and the geographical locations where the subsidiaries are domiciled, in line with the CODM’s operating decisions related to the results of each segment.

The Bank’s operating segments are comprised as follows:

⋅	Banking Colombia

This segment provides retail and corporate banking products and services to individuals, companies and national and local governments in Colombia. The Bank’s strategy in Colombia is to grow with these clients based on value added and long-term relationships. In order to offer specialized services to individuals and small and medium size enterprises (SMEs), the Bank´s retail sales force targets the clients classified as: Personal, Private, Entrepreneurs, Foreign Residents and SMEs. The Bank´s corporate and government sales force targets and specializes in companies with more than COP 16,000 million in revenue in nine economic sectors: Agribusiness, Commerce, Manufacturing of Supplies and Materials, Media, Financial Services, Non-Financial Services, Construction, Government and Natural Resources.

Tuya S.A. was discontinued in the year ending as of December 31, 2016. The segment information reported on the next pages does not include any amounts for that discontinued operation, which is described in more detail in note 30 discounted operations

This segment is also responsible for the management of the Bank’s proprietary trading activities, liquidity and distribution of treasury products and services to its client base in Colombia.

⋅	Banking Panama

This segment provides retail and commercial banking products and services to individuals and companies in Panama through the Banistmo operation. This segment includes all the operations of Banistmo and its subsidiaries, which are managed and monitored by the CODM on a consolidated basis.

This segment is also responsible for the management of the Bank’s proprietary trading activities, liquidity and distribution of treasury products and services to its client base in Panama.

⋅	Banking El Salvador

This segment provides retail and commercial banking products and services to individuals, companies and national and local governments in El Salvador through Banco Agrícola S.A. Banking El Salvador also includes operations of the following subsidiaries: Arrendadora Financiera S.A., Credibac S.A. de CV, Valores Banagricola S.A. de C.V.

This segment is also responsible for the management of the Bank’s proprietary trading activities, liquidity and distribution of treasury products and services to its client base in El Salvador.

⋅	Banking Guatemala

This segment provides retail and commercial banking and insurance products and services to individuals, companies and national and local governments in Guatemala through Banco Agromercantil de Guatemala S.A. Banking Guatemala also includes operations of the following subsidiaries: Mercom Bank Ltd., Seguros Agromercantil S.A., Financiera Agromercantil S.A., Agrovalores S.A., Tarjeta Agromercantil S.A.

This segment is also responsible for the management of the Bank’s proprietary trading activities, liquidity and distribution of treasury products and services to its client base in Guatemala.

⋅	Trust

This segment provides trust and asset management services to clients in Colombia and Peru through Fiduciaria Bancolombia and FiduPerú S.A. Sociedad Fiduciaria. The main products offered by this segment include money market accounts, mutual and pension funds, private equity funds, payment trust, custody services, and corporate trust.

Investment in FiduPerú S.A. is classified as Asset held for sale in Statement of Financial Position. For further information, see note 12 Assets held for sale and inventories.

⋅	Investment banking

This segment provides corporate and project finance advisory, underwriting, capital markets services and private equity management through Banca de Inversión Bancolombia S.A. Its customers include private and publicly-held corporations as well as government institutions.

⋅	Brokerage

This segment provides brokerage, investment advisory and private banking services to individuals and institutions through Valores Bancolombia S.A. Comisionista de Bolsa. It sells and distributes equities, futures, foreign currencies, fixed income securities, mutual funds and structured products.

⋅	Off Shore

This segment provides a complete line of offshore banking services to Colombian and foreign customers through Bancolombia Panamá S.A., Bancolombia Caymán S.A., and Bancolombia Puerto Rico International, Inc. It offers loans to private sector companies, trade financing, leases financing and financing for industrial projects, as well as a complete portfolio of cash management products, such as checking accounts, international collections and payments. Through these subsidiaries, the Bank also offers investment opportunities in U.S. dollars, savings and checking accounts, time deposits, and investment funds to its high net worth clients and private banking customers.

⋅	All other segments

This segment provides financial and operational leases activities, including cross-border and international leasing services to clients in Colombia, Central America, Mexico and Brazil. Bancolombia offers these services mainly through the following Subsidiaries: Renting Colombia S.A.S., Arrendamiento Operativo CIB S.A.C., Transportempo S.A.S. and Capital Investment Safi S.A. This segment also includes results from small operation of particular investment vehicles of Bancolombia: Valores Simesa S.A., BIBA Inmobiliaria S.A.S., Inversiones CFNS S.A.S., Sistema de Inversiones y Negocios S.A. Sinesa, Banagrícola S.A., Inversiones Financieras Banco Agrícola and others.

The investment in Arrendamiento Operativo CIB S.A.C. and Capital Investment Safi S.A. are classified as Asset held for sale in Statement of Financial Position. For further information, see note 12 Assets held for sale and inventories.

Financial performance by operating segment:

The CODM reviews the performance of the Bank using the following financial information by operating segment:

	For the year ended December 31, 2017
	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment banking(1)	Brokerage	Off shore	All other segments	Total before eliminations	Adjustments for consolidation(2)	Total after eliminations
	In millions of COP
Total interest and valuation	12,984,301	1,495,446	882,806	865,038	794	94	8,916	444,649	10,201	16,692,245	(6,568)	16,685,677
Interest income on loans and financial leases	12,576,159	1,374,398	830,050	767,986	-	-	-	412,418	13,000	15,974,011	(426)	15,973,585
Total Debt investments	602,304	93,154	31,582	100,193	193	94	15,147	16,329	735	859,731	-	859,731
Derivatives	(54,156)	438	-	-	-	-	(7,661)	6,085	(289)	(55,583)	(6,084)	(61,667)
Total liquidity operations	(140,006)	27,456	21,174	(3,141)	601	-	1,430	9,817	(3,245)	(85,914)	(58)	(85,972)
Interest expenses	(4,791,976)	(523,312)	(256,994)	(348,726)	(102)	-	(72)	(226,304)	(85,928)	(6,233,414)	428	(6,232,986)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments	8,192,325	972,134	625,812	516,312	692	94	8,844	218,345	(75,727)	10,458,831	(6,140)	10,452,691
Total credit impairment charges, net	(3,196,065)	(46,468)	(110,018)	(125,877)	(549)	466	(147)	6,541	1,696	(3,470,421)	8,576	(3,461,845)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments	4,996,260	925,666	515,794	390,435	143	560	8,697	224,886	(74,031)	6,988,410	2,436	6,990,846
Revenues (Expenses) from transactions with other operating segments of the Bank	(59,884)	(26,837)	(963)	(972)	(33,024)	16,209	53,075	101,327	(48,931)	-	-	-
Total fees and commission income, net	1,588,246	205,645	170,834	101,565	283,666	28,695	96,703	16,270	12,569	2,504,193	-	2,504,193
Other operating income	673,850	7,784	(6,405)	54,246	13,560	1,886	(11,647)	5,280	874,126	1,612,680	19,666	1,632,346
Dividends received, and share of profits of equity method investees	(53,141)	7,038	324	608	18,249	(70,114)	12,278	(239,328)	(61,156)	(385,242)	651,412	266,170
Joint venture impairment	-	-	-	-	-	(173,339)	-	-	-	(173,339)	-	(173,339)
Total operating income, net	7,145,331	1,119,296	679,584	545,882	282,594	(196,103)	159,106	108,435	702,577	10,546,702	673,514	11,220,216
Operating expenses (3)	(4,717,591)	(569,219)	(383,002)	(343,646)	(113,482)	(34,100)	(101,255)	(56,593)	(430,212)	(6,749,100)	538	(6,748,562)
Impairment, depreciation and amortization	(147,034)	(55,197)	(34,671)	(101,392)	(540)	(133)	(1,398)	(967)	(137,377)	(478,709)	(174)	(478,883)
Total operating expenses	(4,864,625)	(624,416)	(417,673)	(445,038)	(114,022)	(34,233)	(102,653)	(57,560)	(567,589)	(7,227,809)	364	(7,227,445)
Profit before tax	2,280,706	494,880	261,911	100,844	168,572	(230,336)	56,453	50,875	134,988	3,318,893	673,878	3,992,771

(1)	Includes imparment recognition in joint venture Compañía de Financiamiento Tuya S.A.For more information see Note 7 Investments in associates and joint ventures
(2)	Includes provisions, dividends, gains on sales and non-controlling interest and reclassification according to the analysis process used by the CODM.
(3)	Includes staff costs, other administration and general expenses, contributions and other tax burdens and others.

	For the year ended December 31, 2016
	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment banking	Brokerage	Off shore	All other segments	Total before eliminations	Adjustments for consolidation(1)	Total after eliminations
	In millions of COP
Total interest and valuation	11,586,785	1,399,852	901,757	869,329	827	136	17,160	442,107	30,299	15,248,252	500,553	15,748,805
Interest income on loans and financial leases	11,196,951	1,284,986	844,687	763,031	-	-	-	431,381	25,819	14,546,855	473,487	15,020,342
Total Debt investments	464,504	94,284	48,264	96,081	283	136	18,094	16,205	3,145	740,996	1,718	742,714
Derivatives	(10,197)	3,274	-	5,323	-	-	(2,113)	(7)	(1,030)	(4,750)	-	(4,750)
Total liquidity operations	(64,473)	17,308	8,806	4,894	544	-	1,179	(5,472)	2,365	(34,849)	25,348	(9,501)
Interest expenses	(4,542,701)	(457,611)	(252,011)	(348,219)	(20)	-	(33)	(252,030)	(99,991)	(5,952,616)	(100,484)	(6,053,100)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments	7,044,084	942,241	649,746	521,110	807	136	17,127	190,077	(69,692)	9,295,636	400,069	9,695,705
Total credit impairment charges, net	(1,797,848)	(367,781)	(55,985)	(127,839)	(164)	(423)	(25)	(52,294)	871	(2,401,488)	(329,664)	(2,731,152)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments	5,246,236	574,460	593,761	393,271	643	(287)	17,102	137,783	(68,821)	6,894,148	70,405	6,964,553
Revenues (Expenses) from transactions with other operating segments of the Bank	(65,915)	(20,600)	(3,054)	701	(22,893)	12,891	38,677	99,914	(39,721)	-	-	-
Total fees and commission income, net	1,269,298	180,286	158,262	58,745	238,745	19,821	80,060	27,502	13,724	2,046,443	272,521	2,318,964
Other operating income	603,860	18,828	1,302	55,942	13,500	2,285	(9,923)	15,961	874,978	1,576,733	(89,610)	1,487,123
Dividends received, and share of profits of equity method investees	(264,715)	4,692	711	779	16,873	202,062	32,567	(269,096)	(175,595)	(451,722)	628,414	176,692
Total operating income, net	6,788,764	757,666	750,982	509,438	246,868	236,772	158,483	12,064	604,565	10,065,602	881,730	10,947,332
Operating expenses (2)	(4,150,984)	(589,535)	(390,309)	(323,001)	(87,951)	(26,662)	(110,317)	(60,688)	(400,243)	(6,139,690)	(321,551)	(6,461,241)
Impairment, depreciation and amortization	(147,261)	(62,459)	(50,323)	(112,429)	(612)	(93)	(1,980)	(972)	(137,672)	(513,801)	(4,008)	(517,809)
Total operating expenses	(4,298,245)	(651,994)	(440,632)	(435,430)	(88,563)	(26,755)	(112,297)	(61,660)	(537,915)	(6,653,491)	(325,559)	(6,979,050)
Profit before tax	2,490,519	105,672	310,350	74,008	158,305	210,017	46,186	(49,596)	66,650	3,412,111	556,171	3,968,282

(1)	Includes provisions, dividends, gains on sales and non-controlling interest and reclassification according to the analysis process used by the CODM.
(2)	Includes staff costs, other administration and general expenses, contributions and other tax burdens and others.

For the year ended December 31, 2015
	Banking Colombia	Banking Panama	Banking El Salvador	Trust	Investment banking	Brokerage	Off shore	All other segments	Total before eliminations	Adjustments for consolidation(1)	Total after eliminations
In millions of COP
Total interest and valuation	8,992,368	1,119,540	728,582	626	287	21,157	291,249	112,858	11,266,667	2,977	11,269,644
Interest income on loans and financial leases	8,785,739	1,041,780	706,582	-	-	-	310,077	109,062	10,953,240	-	10,953,240
Total Debt investments	249,459	64,466	19,747	185	287	14,999	15,502	1,425	366,070	-	366,070
Derivatives	50,362	2,704	-	-	-	5,161	(26,392)	-	31,835	-	31,835
Total liquidity operations	(93,192)	10,590	2,253	441	-	997	(7,938)	2,371	(84,478)	2,977	(81,501)
Interest expenses	(3,192,822)	(363,373)	(187,743)	(367)	(236)	(652)	(215,592)	(77,156)	(4,037,941)	-	(4,037,941)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments	5,799,546	756,167	540,839	259	51	20,505	75,657	35,702	7,228,726	2,977	7,231,703
Total credit impairment charges, net	(1,509,519)	(82,344)	(26,933)	(3,204)	127	(177)	(49,830)	(3,219)	(1,675,099)	(2)	(1,675,101)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments	4,290,027	673,823	513,906	(2,945)	178	20,328	25,827	32,483	5,553,627	2,975	5,556,602
Revenues (Expenses) from transactions with other operating segments of the Bank	(68,915)	(6,098)	(8,475)	(21,833)	2,355	31,734	95,495	(24,263)	-	-	-
Total fees and commission income, net	1,347,999	136,372	140,398	218,190	29,327	78,124	32,325	10,334	1,993,069	(25)	1,993,044
Other operating income	483,556	104,448	24	16,507	2,080	(6,325)	16,281	772,959	1,389,530	(16,828)	1,372,702
Dividends received, and share of profits of equity method investees	(40,115)	69,127	1,716	13,573	40,018	(1,473)	(141,261)	(159,583)	(217,998)	429,572	211,574
Total operating income, net	6,012,552	977,672	647,569	223,492	73,958	122,388	28,667	631,930	8,718,228	415,694	9,133,922
Operating expenses (2)	(3,836,019)	(606,582)	(330,362)	(85,918)	(22,635)	(111,255)	(73,425)	(354,811)	(5,421,007)	5	(5,421,002)
Impairment, depreciation and amortization(3)	(247,446)	(49,590)	(27,761)	(466)	(93)	(1,274)	(17,254)	(133,401)	(477,285)	-	(477,285)
Total operating expenses	(4,083,465)	(656,172)	(358,123)	(86,384)	(22,728)	(112,529)	(90,679)	(488,212)	(5,898,292)	5	(5,898,287)
Profit before tax	1,929,087	321,500	289,446	137,108	51,230	9,859	(62,012)	143,718	2,819,936	415,699	3,235,635

(1)	Includes provisions, dividends, gains on sales and non-controlling interest and reclassification according to the analysis process used by the CODM.
(2)	Includes staff costs, administration and general expenses, contributions and other tax burdens and others.
(3)
The Bank inadvertently inverted the label of the amounts reported for Operating Expenses and Depreciation and Amortization in 2015. There was no impact in total operating expenses or profit before tax.

The following table presents financial information of the total assets and liabilities by operating segment:

For the year ended December 31, 2017
In millions of COP
	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment banking	Brokerage	Off shore	All other segments	Total before eliminations	Adjustments for consolidation	Total after eliminations
Total assets	142,207,844	28,119,504	12,978,363	12,191,869	493,078	1,423,883	283,171	16,503,973	8,767,762	222,969,447	(19,061,236)	203,908,211
Total liabilities	(125,534,492)	(25,040,470)	(11,318,266)	(10,847,895)	(80,904)	(48,192)	(56,789)	(12,284,687)	(2,300,511)	(187,512,206)	8,033,545	(179,478,661)

For the year ended December 31, 2016
In millions of COP
	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment banking	Brokerage	Off shore	All other segments	Total before eliminations	Adjustments for consolidation	Total after eliminations
Total assets	133,756,071	27,224,292	12,967,451	11,795,358	412,350	1,462,616	289,563	18,169,041	8,392,706	214,469,448	(18,208,404)	196,261,044
Total liabilities	(117,840,080)	(24,525,160)	(11,278,967)	(10,477,427)	(74,729)	(119,090)	(51,937)	(14,462,907)	(2,145,663)	(180,975,960)	7,191,896	(173,784,064)

The following table presents financial information of the investments in associates and joint ventures by operating segment:

For the year ended December 31, 2017(1)
	Banking Colombia	Banking El Salvador	Trust	Investment banking	All other segments	Total
In millions of COP
Investments in associates and joint ventures	305,187	10,532	226,761	248,156	774,423	1,565,059
Equity method	45,976	316	34,921	21,724	150,665	253,602

(1)	As of December 31, 2017, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.

For the year ended December 31, 2016(1)
	Banking Colombia	Banking El Salvador	Trust	Investment banking	All other segments	Total
In millions of COP
Investments in associates and joint ventures	284,516	9,888	208,963	361,079	433,800	1,298,246
Equity method	34,425	702	26,128	(3,923)	2,922	60,254

(1)	As of December 31, 2016, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.

For additional information related to investment in associates and joint ventures, see Note 7 Investments in associates and joint ventures.

The following table presents material non-cash items other than depreciation and amortization by segment:

For the year ended December 31, 2017
	Banking Colombia	Banking Panamá	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	Off shore	All other segments	Total
In millions of COP
Restructured loans that were transferred to foreclosed assets	163,274	39,486	16,191	7,157	-	-	-	-	24,030	250,138
Provisions	3,422,531	165,651	162,877	138,297	548	(467)	147	(4,449)	(5,576)	3,879,559

For the year ended December 31, 2016
	Banking Colombia	Banking Panamá	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	Off shore	All other segments	Total
In millions of COP
Restructured loans that were transferred to foreclosed assets	130,892	44,484	35,466	95,891	-	-	-	-	97,452	404,185
Provisions	2,130,261	381,531	104,864	127,370	164	423	(34)	48,977	5,565	2,799,121

For the year ended December 31, 2015
	Banking Colombia	Banking Panama	Banking El Salvador	Trust	Off shore	All other segments	Total
In millions of COP
Restructured loans that were transferred to foreclosed assets	97,456	8,102	18,819	-	-	60,665	185,042
Provisions	1,921,873	114,425	65,037	3,241	67,347	8,536	2,180,459

Information about products and services

The Bank does not report revenues from external customers for each product and service or each group of similar products and services, because the information is not available and the cost to develop it is excessive.

Geographic information

The following summarizes the Bank’s total interest and valuation and long-lived assets attributable to Colombia and other foreign countries based on the country where the interest and valuation was originated:

	As of December 31,
Geographic information	2017		2016		2015
	Interest and valuation	Long-lived assets(1)	Interest and valuation	Long-lived assets (1)	Interest and valuation
	In millions of COP
Colombia	13,108,005	4,353,782	11,695,937	4,180,137	9,335,345
Panama	1,986,741	297,832	1,898,058	414,451	1,470,692
Puerto Rico	68,556	388	56,519	551	43,672
Peru(2)	658	115,840	15,753	112,209	19,810
El Salvador	883,538	280,562	902,371	397,065	729,258
Costa Rica	-	80	-	99	-
Guatemala	866,049	166,662	870,283	259,072	-
Total	16,913,547	5,215,146	15,438,921	5,363,584	11,598,777
Eliminations and translation adjustment	(220,667)	5,999,471	309,884	6,075,268	(329,133)
Total, net	16,692,880	11,214,617	15,748,805	11,438,852	11,269,644

(1)	Included foreclosed assets presented within other assets in the statement of financial position, premises and equipment, Investment property and goodwill.
(2)
Investments in FiduPerú, Arrendamiento Operativo CIB S.A.C. and Capital Investment Safi S.A. are classified as Asset held for sale in Statement of Financial Position. For further information, see Note 12 Assets held for sale and inventories